Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income

NOTE 12    ACCUMULATED OTHER COMPREHENSIVE INCOME

Comprehensive income includes all changes in equity that do not arise from transactions with the Parent and consists of net income, foreign currency translation, pension and unrealized gains and losses on available-for-sale investments and other. The following is a net-of-tax summary of the changes in AOCI by component for the years ended December 31, 2014 and 2013.

(in millions)	Foreign Currency Translation	Pension	Available-for-sale Investments and Other	Total

Gains (losses)
Balance as of December 31, 2013	$—	$(51)	$(13)	$(64)
Other comprehensive income before reclassifications	(387)	(4)	(21)	(412)
Amounts reclassified from AOCI(a)	—	3	40	43

Net other comprehensive (loss) income	(387)	(1)	19	(369)

Balance as of December 31, 2014	$(387)	$(52)	$6	$(433)

(in millions)	Foreign Currency Translation	Pension	Available-for-sale Investments and Other	Total

Gains (losses)
Balance as of December 31, 2012	$(72)	$(44)	$2	$(114)
Other comprehensive income before reclassifications	72	(11)	(19)	42
Amounts reclassified from AOCI(a)	—	4	4	8

Net other comprehensive income (loss)	72	(7)	(15)	50

Balance as of December 31, 2013	$—	$(51)	$(13)	$(64)

(a)	See table below for details about the reclassifications for the years ended December 31, 2014 and 2013.

The following is a summary of the amounts reclassified from AOCI to net income during the years ended December 31, 2014 and 2013.

	Amounts reclassified from AOCI(a)
(in millions)	2014		2013		Location of impact in income statement

Amortization of pension
Actuarial losses and other	$(4	)(b)	$(5	)(b)

	(4)		(5)		Total before tax
	1		1		Tax benefit

	$(3)		$(4)		Net of tax

Losses on available-for-sale investments
Other-than-temporary impairment of available-for-sale equity securities	$(45)		$(6)		Other expense, net

	(45)		(6)		Total before tax
	5		2		Tax benefit

	$(40)		$(4)		Net of tax

Total reclassification for the period	$(43)		$(8)		Total net of tax

(a)	Amounts in parentheses indicate reductions to net income.
(b)	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 11.